SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Cash Flows from Operating Activities:
Net cash (used in)/provided by operating activities		$ 43,222	¥ 282,028	¥ 274,168		¥ (3,959,094)	[1]
Cash Flows from Investing Activities:
Purchase of available-for-sale investments		(64,828)	(423,000)	(653,150)		(1,270,341)	[1]
Proceeds on disposal of available-for-sale investments		108,300	706,655	1,050,443		1,398,500	[1]
Net cash provided by/(used in) investing activities		(275,351)	(1,796,663)	1,110,001		3,297,648	[1]
Cash Flows from Financing Activities:
Dividends paid to shareholders	[1]					(106,626)
Repurchase of ordinary shares		(467)	(3,050)	(36,843)		(254)	[1]
Net cash (used in)/provided by financing activities		146,429	955,448	(1,149,705)		(788,022)	[1]
Effect of foreign exchange rate changes		(430)	(2,807)	193		3,631	[1]
Net (decrease) / increase in cash, cash equivalents and restricted cash		(86,130)	(561,994)	234,657		(1,445,837)	[1]
Cash, cash equivalents and restricted cash, beginning of year		501,018	3,269,142	3,034,485	[1]	4,480,322	[1]
Cash, cash equivalents and restricted cash, end of year		414,888	2,707,148	3,269,142		3,034,485	[1]
Reportable Legal Entities | Parent Company
Cash Flows from Operating Activities:
Net cash (used in)/provided by operating activities		(2,053)	(13,393)	(15,001)		(12,170)
Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties		(1,465)	(9,561)	(13,867)		(6,678)
Redemption of available-for-sale investments		1,495	9,755
Purchase of available-for-sale investments				(91,050)		(46,379)
Proceeds on disposal of available-for-sale investments				93,343
Net cash provided by/(used in) investing activities		30	194	(11,574)		(53,057)
Cash Flows from Financing Activities:
Dividends paid to shareholders						(106,626)
Repurchase of ordinary shares		(467)	(3,050)	(36,843)		(254)
Net cash (used in)/provided by financing activities		(467)	(3,050)	(36,843)		(106,880)
Effect of foreign exchange rate changes		(181)	(1,176)	322		3,423
Net (decrease) / increase in cash, cash equivalents and restricted cash		(2,671)	(17,425)	(63,096)		(168,684)
Cash, cash equivalents and restricted cash, beginning of year		10,489	68,438	131,534		300,218
Cash, cash equivalents and restricted cash, end of year		$ 7,818	¥ 51,013	¥ 68,438		¥ 131,534

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.